MINERAL PROPERTIES, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Schedule of Information About Property Plant and Equipment

	Note	Mineral properties (note 10(a))	Plant and equipment	Construction- in-progress (note 10(b))	Exploration and evaluation assets	Total
Cost
Balance – December 31, 2023		$2,217,943	$971,885	$746,138	$51,003	$3,986,969
Remeasurement to fair value on Greenstone Acquisition	5(c)	684,254	(15,227)	—	—	669,027
Acquired in Greenstone Acquisition(1)	5(c)	890,390	76,013	479,937	5,762	1,452,102
Additions(2)		135,442	102,829	285,419	—	523,690
Transfers		436,969	818,419	(1,255,388)	—	—
Disposals		—	(52,820)	—	—	(52,820)
Change in reclamation and closure cost asset		16,161	—	—	—	16,161
Foreign currency translation		(50,456)	(14,716)	(43,846)	406	(108,612)
Balance – December 31, 2024		4,330,703	1,886,383	212,260	57,171	6,486,517
Acquired in Calibre Acquisition	5(a)	2,020,450	274,972	630,410	—	2,925,832
Additions(2)		257,661	293,901	202,359	—	753,921
Transfers		272,823	729,148	(1,001,971)	—	—
Disposals(3)		(55,920)	(75,947)	—	—	(131,867)
Change in reclamation and closure cost asset		70,838	—	—	—	70,838
Reclassified to assets held for sale	9	(765,258)	(572,430)	(3,493)	(13,750)	(1,354,931)
Balance – December 31, 2025		$6,131,297	$2,536,027	$39,565	$43,421	$8,750,310

Accumulated depreciation and depletion
Balance – December 31, 2023		$457,780	$303,976	$—	$—	$761,756
Remeasurement to fair value on Greenstone Acquisition	5(c)	—	(14,699)	—	—	(14,699)
Depreciation and depletion		97,570	118,884	—	—	216,454
Disposals		—	(40,895)	—	—	(40,895)
Foreign currency translation		—	(812)	—	—	(812)
Balance – December 31, 2024		555,350	366,454	—	—	921,804
Depreciation and depletion		360,944	238,861	—	—	599,805
Disposals(3)		(3,624)	(48,179)	—	—	(51,803)
Reclassified to assets held for sale	9	(334,087)	(295,738)	—	—	(629,825)
Balance – December 31, 2025		$578,583	$261,398	$—	$—	$839,981

Net book value
At December 31, 2024		$3,775,353	$1,519,929	$212,260	$57,171	$5,564,713
At December 31, 2025		$5,552,714	$2,274,629	$39,565	$43,421	$7,910,329
(1)Acquired in Greenstone Acquisition amounts represent the fair values of 40% of Greenstone’s mineral properties, plant and equipment that the Company did not previously own prior to the Greenstone Acquisition.
(2)Additions for the year ended December 31, 2025 include the following non-cash additions: $48.4 million (2024 – $52.7 million) in additions to right-of-use assets included in plant and equipment; and $22.7 million and $7.0 million (2024 – $5.8 million and $1.8 million) of depreciation and depletion capitalized to mineral properties and construction-in-progress, respectively. In addition, $19.1 million (2024 – $84.1 million) of borrowing costs incurred were capitalized to construction-in-progress.
(3)Disposals during the year ended December 31, 2025 mainly relate to the Nevada Assets Sale (note 5(b)).
Schedule of Information About Significant Royalty Arrangements

Mineral property	Royalty arrangements
Greenstone	3% NSR
Valentine	2% NSR; 3% NSR
Mesquite	Weighted average LOM NSR of 2%
Nicaragua	2% NSR at La Libertad; 3% NSR at El Limon
Castle Mountain	2.65% NSR; 5% of gross revenue for the South Domes area
Los Filos	3% NSR for the Xochipala concession; 0.5% of gross revenue